REVENUE RECOGNITION - Disaggregated Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 226,256	$ 338,453
Supply Chain
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	226,256	338,453
Supply Chain | Supply chain management services
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	224,280	336,491
Supply Chain | Other
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,976	1,962
Supply Chain | Services transferred over time | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 226,256	$ 338,453